Note 14 - Retirement and Pension Plans (Details) - Summary of Estimated Future Benefit Payments $ in Thousands	Dec. 31, 2015 USD ($)
Year
2016	$ 10
2017	19
2018	20
2019	14
2020 and thereafter	$ 391